Note 8 - Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 8 - Income Taxes (Details) [Line Items]
Current Federal Tax Expense (Benefit)	$ 0	$ 0	$ 0
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost			25,149,000
Operating Loss Carryforwards Excess Tax Benefits Related To Stock Based Compensation Not Recorded As Deferred Tax Asset			11,532,000
State and Local Jurisdiction [Member]
Note 8 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards			272,022,000
Internal Revenue Service (IRS) [Member]
Note 8 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards			$ 612,604,000